Simple Agreements for Future Equity	12 Months Ended
Dec. 31, 2021
Simple Agreements For Future Equity [Abstract]
Simple Agreements for Future Equity
Note 7. Simple Agreements for Future Equity
Between April 2020 and December 2020, we entered into several SAFEs with certain investors, pursuant to which we received funding of $7.1 million in cash in exchange for 4,151,942 SAFE shares providing the investors the right to receive shares of our capital stock.
The 2020 SAFEs contained a number of conversion and redemption provisions, including settlement upon liquidity or dissolution events. The 2020 SAFEs required that we issue equity to the SAFE holders in exchange for their investment upon an equity financing. An equity financing was defined as a transaction or series of transactions with the principal purpose of raising capital, pursuant to which we issued and sold preferred stock at a fixed valuation. The number of shares to be received by the 2020 SAFE investors was determined as the greater of the SAFE purchase amount divided by (i) the lowest price per share of the Series A preferred stock or (ii) the SAFE purchase amount divided by the SAFE price per share. A liquidity event meant a change in control, a direct listing, or an Initial Public Offering. In a liquidity or dissolution event, the investors’ right to receive cash out was junior to payment of outstanding indebtedness and creditor claims, on par for other SAFEs and preferred stock, and senior to common stock. The 2020 SAFEs had no interest rate or maturity date, and the 2020 SAFE investors had no voting right prior to conversion.
As of December 31, 2020, the 2020 SAFEs had not yet converted as an equity financing had not yet occurred. We determined that the 2020 SAFEs should be recorded as a liability at fair value on our balance sheet and remeasured at each reporting date. As of December 31, 2020, the fair value of the 2020 SAFEs was
 $14.8 million. Due to a short period where we expected these to be converted, it recorded the entire amount of $14.8 million as a short-term liability. We recorded changes in the fair value of the 2020 SAFEs in other expense in the consolidated statements of operations and comprehensive loss, which was $7.7 million for the period between the initial SAFE issuance in April 2020 and December 31, 2020. See Note 3 — Fair Value Measurements.
The 2020 SAFEs were automatically converted on January 19, 2021 into
3,967,207 shares (
2,818,034 shares

as originally issued)
 of Series
A-1
Preferred Stock
,
 852,908 shares
(
605,850 shares
as originally issued)
of Series
A-2
Preferred Stock
and

1,024,956 shares (
728,058 shares
as original issued)

of Series
A-3
Preferred Stock
with an aggregate fair value of $14.8 million based on the conversion ratio described in each respective SAFE agreement. The conversion price was $1.2420 for the Series
A-1
Preferred Stock
, $2.4841 for the Series
A-2
Preferred Stock
and $2.8981 for the Series
A-3
Preferred Stock
. On December 23, 2021, in connection with the closing of the Business Combination, all previously issued and outstanding Series
A-1,
A-2
and
A-3
Preferred Stock were exchanged for our Common Stock pursuant to the final conversion ratio of 1.4078. All fractional shares were rounded down.